Equity (Details) - USD ($)		1 Months Ended
	Feb. 17, 2015	Mar. 20, 2015	Feb. 13, 2015
Equity (Textual)
Common stock issued for services, shares		9,000,000	4,587,156
Common stock issued for services, value			$ 20,183
Investor [Member]
Equity (Textual)
Fair Value of common stock	$ 54,000
shares of common stock issued for settlement agreement	2,700,000
Board of Directors [Member]
Equity (Textual)
Common stock issued for services, shares		3,000,000
Common stock issued for services, value		$ 36,900